02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-06 | Freedom 2010 Portfolio
Fund Summary Fund/Class:<br/>VIP Freedom 2010 Portfolio℠/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Freedom 2010 Portfolio}	02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-06 Freedom 2010 Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Freedom 2010 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-06 - Freedom 2010 Portfolio		VIP Freedom 2010 Portfolio-Initial VIP	VIP Freedom 2010 Portfolio-Service VIP	VIP Freedom 2010 Portfolio-Service 2 VIP
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		none	0.10%	0.25%
Other expenses		none	none	none
Acquired fund fees and expenses		0.48%	0.48%	0.48%
Total annual operating expenses	[1]	0.48%	0.58%	0.73%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Freedom 2010 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-06 - Freedom 2010 Portfolio - USD ($)	VIP Freedom 2010 Portfolio-Initial VIP	VIP Freedom 2010 Portfolio-Service VIP	VIP Freedom 2010 Portfolio-Service 2 VIP
1 year	$ 49	$ 59	$ 75
3 years	154	186	233
5 years	269	324	406
10 years	$ 604	$ 726	$ 906

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income Portfolio℠, approximately 10 to 19 years after the year 2010. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  As of December 31, 2018, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds	26
International Equity Funds	11
Bond Funds	49
Short-Term Funds	14

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  The Adviser may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	12.72%	June 30, 2009
Lowest Quarter Return	-8.52%	September 30, 2011

Average Annual Returns
For the periods ended December 31, 2018
Average Annual Total Returns{- Freedom 2010 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-06 - Freedom 2010 Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Freedom 2010 Portfolio-Initial VIP | Return Before Taxes	(4.00%)	3.59%	7.81%
VIP Freedom 2010 Portfolio-Service VIP | Return Before Taxes	(4.10%)	3.48%	7.69%
VIP Freedom 2010 Portfolio-Service 2 VIP | Return Before Taxes	(4.26%)	3.33%	7.53%
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%
Fidelity Freedom 2010 Composite Index℠(reflects no deduction for fees or expenses)	(2.22%)	3.95%	7.32%